Notes Payable	9 Months Ended
Jul. 31, 2012
Notes to Financial Statements
Note 4. Notes Payable

On March 23, 2012, June 10, 2012 and July 26, 2012 the Company issued unsecured notes payable with a third-party for the principal amounts of $100,000, $100,000 and $200,000 respectively, all due on demand with simple interest at 16% per annum. Interest expense of $8,373 was accrued as of July 31, 2012.